Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Owned and leased hotels									$ 2,062	$ 1,984	$ 4,046	$ 3,979	$ 3,898
Management and franchise fees and other									666	561	1,175	1,088	1,014
Timeshare									555	507	1,109	1,085	944
Other revenues from managed and franchised properties									1,747	1,591	3,405	3,124	2,927
Total revenues	2,643	2,449	2,380	2,263	2,338	2,417	2,390	2,131	5,030	4,643	9,735	9,276	8,783
Expenses
Owned and leased hotels									1,604	1,547	3,147	3,230	3,213
Timeshare									365	351	730	758	668
Depreciation and amortization									311	309	603	550	564
Impairment losses											0	54	20
General, administrative and other									230	189	748	460	416
Other expenses from managed and franchised properties									1,747	1,591	3,405	3,124	2,927
Total expenses									4,257	3,987	8,633	8,176	7,808
Operating income	89	357	404	252	263	345	298	194	773	656	1,102	1,100	975
Interest income									6	3	9	15	11
Interest expense									(311)	(274)	(620)	(569)	(643)
Equity in earnings (losses) from unconsolidated affiliates									12	8	16	(11)	(145)
Gain (loss) on foreign currency transactions									46	(82)	(45)	23	(21)
Gain on debt extinguishment											229	0	0
Other gain (loss), net									14	6	7	15	19
Income before income taxes									540	317	698	573	196
Income tax benefit (expense)									(204)	(122)	(238)	(214)	59
Net income	62	203	157	38	64	179	69	47	336	195	460	359	255
Net loss (income) attributable to noncontrolling interests									(4)	(6)	(45)	(7)	(2)
Net income (loss) attributable to Hilton Stockholders	$ 26	$ 200	$ 155	$ 34	$ 61	$ 177	$ 66	$ 48	$ 332	$ 189	$ 415	$ 352	$ 253
Earnings per share
Basic and diluted	$ 0.03	$ 0.22	$ 0.17	$ 0.03	$ 0.07	$ 0.19	$ 0.07	$ 0.05	$ 0.34	$ 0.20	$ 0.45	$ 0.38	$ 0.27